LAPCO Acquisition - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Gain on settlement of pre-existing management agreement	$ 1,823
LAPCO Acquisition
Business Acquisition [Line Items]
Amount paid as cash consideration	65,527
Cash paid to fully repay debt facility	126,289
Transaction costs incurred to complete transaction	104
Gain on settlement of pre-existing management agreement	1,823
Cash on acquired net assets	19,975
Containers and container-related assets on acquired net assets	167,001
Working capital on acquired net assets	$ 6,767